Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Balanced Fund

(Class A, Class C, Class I and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated

November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Balanced Fund (the “Fund”) will change one of its benchmarks. The Investor Balanced Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class A, Class C and Class I Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Russell 3000 Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Moderate Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	7.89%	6.76%	5.28%
Return After Taxes on Distributions	6.02	5.51	4.25
Return After Taxes on Distributions and Sale of Fund Shares	5.58	4.99	3.89

CLASS C SHARES
Return Before Taxes	11.34	7.16	5.19

CLASS I SHARES
Return Before Taxes	13.28	8.00	6.02

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.37	7.89	5.17

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Balanced Composite Benchmark to the MSCI EAFE Index.

For the Class R6 Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of July 31, 2017, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in the prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Russell 3000 Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Moderate Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Class R6 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	7.89%	6.76%	5.28%
Return After Taxes on Distributions	6.02	5.51	4.25
Return After Taxes on Distributions and Sale of Fund Shares	5.58	4.99	3.89

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.37	7.89	5.17

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Balanced Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

(Class A, Class C, Class I and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated June 3, 2019
to the Summary Prospectuses and Prospectuses dated

November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Conservative Growth Fund (the “Fund”) will change one of its benchmarks. The Investor Conservative Growth Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class A, Class C and Class I Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Russell 3000 Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Conservative Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	4.05%	4.38%	4.36%
Return After Taxes on Distributions	2.49	3.23	3.32
Return After Taxes on Distributions and Sale of Fund Shares	3.00	3.07	3.08

CLASS C SHARES
Return Before Taxes	7.34	4.76	4.28

CLASS I SHARES
Return Before Taxes	9.33	5.61	5.11

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	8.78	4.98	4.65

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Conservative Growth Composite Benchmark to the MSCI EAFE Index.

For the Class R6 Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of July 31, 2017, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in the prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Russell 3000 Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Conservative Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance of Class R6 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	4.05%	4.38%	4.36%
Return After Taxes on Distributions	2.49	3.23	3.32
Return After Taxes on Distributions and Sale of Fund Shares	3.00	3.07	3.08

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX
(Reflects No Deduction for Taxes)	8.78	4.98	4.65

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Conservative Growth Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth & Income Fund

(Class A, Class C, Class I and Class R6 Shares) (a series of JPMorgan Trust II)

Supplement dated June 3, 2019 to the Summary Prospectuses and Prospectuses dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Growth & Income Fund (the “Fund”) will change one of its benchmarks. The JPMorgan Investor Growth & Income Fund Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class A, Class C and Class I Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Russell 3000 Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Growth Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	11.43%	8.74%	5.76%
Return After Taxes on Distributions	9.12	7.37	4.76
Return After Taxes on Distributions and Sale of Fund Shares	7.93	6.61	4.35

CLASS C SHARES
Return Before Taxes	14.92	9.15	5.67

CLASS I SHARES
Return Before Taxes	16.89	10.02	6.52

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	16.67	9.96	6.24

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Growth & Income Composite Benchmark to the MSCI EAFE Index.

For the Class R6 Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of July 31, 2017, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in the prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Russell 3000 Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Growth Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance of Class R6 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Also, the “Average Annual Total Returns” will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	11.43%	8.74%	5.76%
Return After Taxes on Distributions	9.12	7.37	4.76
Return After Taxes on Distributions and Sale of Fund Shares	7.93	6.61	4.35

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	16.67	9.96	6.24

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Growth & Income Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth Fund

(Class A, Class C, Class I and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated

November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Growth Fund (the “Fund”) will change one of its benchmarks. The Investor Growth Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class A, Class C and Class I Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Russell 3000 Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Aggressive Growth Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	15.60%	11.47%	6.48%
Return After Taxes on Distributions	13.19	10.07	5.60
Return After Taxes on Distributions and Sale of Fund Shares	10.50	8.89	5.05

CLASS C SHARES
Return Before Taxes	19.35	11.90	6.37

CLASS I SHARES
Return Before Taxes	21.33	12.80	7.23

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION AGGRESSIVE GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	20.86	10.94	5.15

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Growth Composite Benchmark to the MSCI EAFE Index.

For the Class R6 Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of July 31, 2017, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in the prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Russell 3000 Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Aggressive Growth Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance of Class R6 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	15.60%	11.47%	6.48%
Return After Taxes on Distributions	13.19	10.07	5.60
Return After Taxes on Distributions and Sale of Fund Shares	10.50	8.89	5.05

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION AGGRESSIVE GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	20.86	10.94	5.15

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Growth Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

A, C, I Shares | JPMorgan Investor Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Balanced Fund

(Class A, Class C, Class I and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated

November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Balanced Fund (the “Fund”) will change one of its benchmarks. The Investor Balanced Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class A, Class C and Class I Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Russell 3000 Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Moderate Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	7.89%	6.76%	5.28%
Return After Taxes on Distributions	6.02	5.51	4.25
Return After Taxes on Distributions and Sale of Fund Shares	5.58	4.99	3.89

CLASS C SHARES
Return Before Taxes	11.34	7.16	5.19

CLASS I SHARES
Return Before Taxes	13.28	8.00	6.02

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.37	7.89	5.17

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Balanced Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

A, C, I Shares | JPMorgan Investor Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

(Class A, Class C, Class I and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated June 3, 2019
to the Summary Prospectuses and Prospectuses dated

November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Conservative Growth Fund (the “Fund”) will change one of its benchmarks. The Investor Conservative Growth Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class A, Class C and Class I Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Russell 3000 Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Conservative Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	4.05%	4.38%	4.36%
Return After Taxes on Distributions	2.49	3.23	3.32
Return After Taxes on Distributions and Sale of Fund Shares	3.00	3.07	3.08

CLASS C SHARES
Return Before Taxes	7.34	4.76	4.28

CLASS I SHARES
Return Before Taxes	9.33	5.61	5.11

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	8.78	4.98	4.65

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Conservative Growth Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

A, C, I Shares | JPMorgan Investor Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth & Income Fund

(Class A, Class C, Class I and Class R6 Shares) (a series of JPMorgan Trust II)

Supplement dated June 3, 2019 to the Summary Prospectuses and Prospectuses dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Growth & Income Fund (the “Fund”) will change one of its benchmarks. The JPMorgan Investor Growth & Income Fund Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class A, Class C and Class I Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Russell 3000 Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Growth Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	11.43%	8.74%	5.76%
Return After Taxes on Distributions	9.12	7.37	4.76
Return After Taxes on Distributions and Sale of Fund Shares	7.93	6.61	4.35

CLASS C SHARES
Return Before Taxes	14.92	9.15	5.67

CLASS I SHARES
Return Before Taxes	16.89	10.02	6.52

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	16.67	9.96	6.24

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Growth & Income Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

A, C, I Shares | JPMorgan Investor Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth Fund

(Class A, Class C, Class I and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated

November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Growth Fund (the “Fund”) will change one of its benchmarks. The Investor Growth Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class A, Class C and Class I Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Russell 3000 Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Aggressive Growth Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	15.60%	11.47%	6.48%
Return After Taxes on Distributions	13.19	10.07	5.60
Return After Taxes on Distributions and Sale of Fund Shares	10.50	8.89	5.05

CLASS C SHARES
Return Before Taxes	19.35	11.90	6.37

CLASS I SHARES
Return Before Taxes	21.33	12.80	7.23

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION AGGRESSIVE GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	20.86	10.94	5.15

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Growth Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

R6 Shares | JPMorgan Investor Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Balanced Fund

(Class A, Class C, Class I and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated

November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Balanced Fund (the “Fund”) will change one of its benchmarks. The Investor Balanced Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class R6 Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of July 31, 2017, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in the prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Russell 3000 Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Moderate Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Class R6 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	7.89%	6.76%	5.28%
Return After Taxes on Distributions	6.02	5.51	4.25
Return After Taxes on Distributions and Sale of Fund Shares	5.58	4.99	3.89

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.37	7.89	5.17

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Balanced Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

R6 Shares | JPMorgan Investor Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

(Class A, Class C, Class I and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated June 3, 2019
to the Summary Prospectuses and Prospectuses dated

November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Conservative Growth Fund (the “Fund”) will change one of its benchmarks. The Investor Conservative Growth Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class R6 Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of July 31, 2017, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in the prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Russell 3000 Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Conservative Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance of Class R6 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	4.05%	4.38%	4.36%
Return After Taxes on Distributions	2.49	3.23	3.32
Return After Taxes on Distributions and Sale of Fund Shares	3.00	3.07	3.08

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX
(Reflects No Deduction for Taxes)	8.78	4.98	4.65

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Conservative Growth Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

R6 Shares | JPMorgan Investor Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth & Income Fund

(Class A, Class C, Class I and Class R6 Shares) (a series of JPMorgan Trust II)

Supplement dated June 3, 2019 to the Summary Prospectuses and Prospectuses dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Growth & Income Fund (the “Fund”) will change one of its benchmarks. The JPMorgan Investor Growth & Income Fund Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class R6 Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of July 31, 2017, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in the prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Russell 3000 Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Growth Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance of Class R6 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Also, the “Average Annual Total Returns” will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	11.43%	8.74%	5.76%
Return After Taxes on Distributions	9.12	7.37	4.76
Return After Taxes on Distributions and Sale of Fund Shares	7.93	6.61	4.35

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	16.67	9.96	6.24

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Growth & Income Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

R6 Shares | JPMorgan Investor Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth Fund

(Class A, Class C, Class I and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated

November 1, 2018, as supplemented

CHANGE IN BENCHMARK: Effective July 1, 2019 (the “Effective Date”), the JPMorgan Investor Growth Fund (the “Fund”) will change one of its benchmarks. The Investor Growth Composite Benchmark will be removed and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index will be added.

For the Class R6 Shares Prospectus

On the Effective Date, the second paragraph in the “What are the Fund’s main investment strategies?” section will be hereby deleted and replaced with the following:

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.

In addition, the first paragraph in the “The Fund’s Past Performance” section will be hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of July 31, 2017, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in the prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Russell 3000 Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index, all broad-based securities market indexes. The table also compares that performance to the Lipper Mixed Asset-Target Allocation Aggressive Growth Funds Index, which is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance of Class R6 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Also, the “Average Annual Total Returns” table will be hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	15.60%	11.47%	6.48%
Return After Taxes on Distributions	13.19	10.07	5.60
Return After Taxes on Distributions and Sale of Fund Shares	10.50	8.89	5.05

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	21.13	15.58	8.60

BLOOMBERG BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	3.53

MSCI EAFE INDEX[1]
(Net of Foreign Withholding Taxes), (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign With- holding Taxes	25.03	7.90	1.94

LIPPER MIXED-ASSET TARGET ALLOCATION AGGRESSIVE GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	20.86	10.94	5.15

1	Effective July 1, 2019, the Fund’s benchmark changed from the Investor Growth Composite Benchmark to the MSCI EAFE Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE